Nature of Business and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Going Concern
Accumulated deficit	75,188		65,189	48,993
Stock warrants
Antidilutive securities
Outstanding stock excluded from the computation of loss per share as their effect was antidilutive	2,551,456	2,551,456	2,216,615	2,216,615
Stock options
Antidilutive securities
Outstanding stock excluded from the computation of loss per share as their effect was antidilutive	2,216,615	2,216,615	1,310,987	1,310,987